Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 43,942	$ 47,093
Short-term investments	1,986	24,240
Accounts receivable, net	71,917	75,032
Equipment Installment Plan ("EIP") receivables, net	22,165	17,190
Inventory	45,957	21,351
Prepaid expenses and other current assets	12,609	15,809
Total current assets	198,576	200,715
Property and equipment, net	394,841	415,628
License costs and other intangible assets, net	80,987	100,251
Goodwill	9,014	9,539
Long-term EIP receivables	21,216	14,799
Other assets	23,648	20,106
Total assets	728,282	761,038
Current liabilities:
Accounts payable	36,717	33,553
Construction accounts payable	26,834	26,271
Current portion of debt	8,293	10,705
Customer deposits and unearned revenue	16,995	20,769
Other current liabilities and accrued expenses	143,435	128,882
Total current liabilities	232,274	220,180
Long-term debt	498,532	496,547
Deferred income taxes	693	3,320
Other non-current liabilities	30,399	34,801
Total liabilities	761,898	754,848
Commitments and contingencies
Shareholders' (deficit) equity:
Common shares and additional paid in capital; no par value, unlimited authorized, 57,713,836 and 53,815,631 shares issued and outstanding	286
Accumulated deficit	(75,309)	(53,259)
Accumulated other comprehensive income	3,428	6,059
Total Trilogy International Partners Inc. shareholders' deficit	(71,595)	(47,200)
Noncontrolling interests	37,979	53,390
Total shareholders' (deficit) equity	(33,616)	6,190
Total liabilities and shareholders' (deficit) equity	$ 728,282	$ 761,038